Consolidated Statement of Comprehensive Income - CHF (SFr) SFr in Millions	3 Months Ended					6 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	SFr 1,184		SFr 1,371		SFr 1,124	SFr 2,556	[1],[2]	SFr 2,401	[1],[2]
Total other comprehensive income	1,066		(732)		(1,064)	334		(1,715)
Total other comprehensive income that may be reclassified to the income statement, net of tax						(320)		(1,641)
Total comprehensive income	2,250		639		60	2,889		686
Foreign currency translation
Subtotal foreign currency translation, net of tax						(2)		14
Defined benefit plans
Subtotal defined benefit plans, net of tax						239		166
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax						417		(254)
OCI that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	569		(889)		(1,119)	(320)		(1,641)
OCI that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income	497		157		55	654		(74)
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,183		1,370		1,123	2,553		2,354
Total other comprehensive income	1,068		(732)		(1,077)	336		(1,729)
Total other comprehensive income that may be reclassified to the income statement, net of tax	569		(889)		(1,119)	(320)		(1,641)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	499		157		42	656		(87)
Total comprehensive income	2,251		638		46	2,889		625
Foreign currency translation
Subtotal foreign currency translation, net of tax						0		0
Defined benefit plans
Subtotal defined benefit plans, net of tax						239		166
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax						417		(254)
Comprehensive income attributable to shareholders | OCI that may be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income that may be reclassified to the income statement, net of tax						(320)		(1,641)
Foreign currency translation
Foreign currency translation movements, before tax	787	[3]	(479)	[3]	(1,250)	309	[3]	(1,566)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(55)		94		258	40		201
Foreign exchange amounts reclassified to the income statement from equity	15		0		21	15		25
Effective portion of changes in fair value of hedging instruments designated in net investment hedge reclassified to the income statement	0		0		0	0		0
Income tax relating to foreign currency translations	(1)	[4]	1	[4]	1	0	[4]	3
Subtotal foreign currency translation, net of tax	747		(383)		(969)	364		(1,337)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(24)		(71)		10	(95)		53
Impairment charges reclassified to the income statement from equity	0		0		(1)	0		13
Realized gains reclassified to the income statement from equity	0		0		(135)	0		(143)
Realized losses reclassified to the income statement from equity	0		0		5	0		7
Income tax relating to net unrealized gains / (losses)	6		19		6	26		(2)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(18)		(51)		(115)	(69)		(72)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(127)		(441)		165	(569)		136
Net realized (gains) / losses reclassified to the income statement from equity	(70)		(127)		(211)	(197)		(431)
Income tax relating to cash flow hedges	37		114		11	151		63
Subtotal cash flow hedges, net of tax	(161)		(454)		(35)	(615)		(233)
Comprehensive income attributable to shareholders | OCI that will not be reclassified to the income statement
Statement Of Comprehensive Income [Line Items]
Total other comprehensive income that will not be reclassified to the income statement, net of tax						656		(87)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	250		(34)		115	216		164
Income tax relating to defined benefit plans	2		21		0	23		2
Subtotal defined benefit plans, net of tax	252		(13)		115	239		166
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	248		171		(72)	419		(252)
Income tax relating to own credit on financial liabilities designated at fair value	0		(2)		(1)	(2)		(1)
Subtotal own credit on financial liabilities designated at fair value, net of tax	248		170		(73)	417		(254)
Comprehensive income attributable to preferred noteholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	0		0		0	0		46
Total other comprehensive income	0		0		16	0		14
Total other comprehensive income that will not be reclassified to the income statement, net of tax	0		0		16	0		14
Total comprehensive income	0		0		16	0		60
Foreign currency translation
Subtotal foreign currency translation, net of tax								14
Comprehensive income attributable to preferred noteholders | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax	0		0		16	0		14
Income tax relating to foreign currency translations	0		0		0	0		0
Subtotal foreign currency translation, net of tax	0		0		16	0		14
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1		1		1	3		1
Total other comprehensive income	(2)		0		(2)	(2)		(1)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(2)		0		(2)	(2)		(1)
Total comprehensive income	(1)		1		(2)	1		1
Foreign currency translation
Subtotal foreign currency translation, net of tax						(2)		(1)
Comprehensive income attributable to non-controlling interests | OCI that will not be reclassified to the income statement
Foreign currency translation
Foreign currency translation movements, before tax	(2)		0		(2)	(2)		(1)
Income tax relating to foreign currency translations	0		0		0	0		0
Subtotal foreign currency translation, net of tax	SFr (2)		SFr 0		SFr (2)	SFr (2)		SFr (1)

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[2]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.
[3]	(revaluation of net investment)
[4]	Including the impact of net investment hedges.